Note 11 - Government Grants	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of government grants [text block]
11.	GOVERNMENT GRANTS

Included as a reduction of selling, general and administrative expenses are government grants of
$55,000
(
2019
-
$56,331
), relating to the Company's publishing and software projects. At the end of the period,
$55,000
(
March 31, 2019 -
$55,000
) is included in accounts and grants receivable.

The government grant for the print-based ELL segment is repayable in the event that the segment’s annual net income for each of the previous two
years exceeds
15%
of revenue. During the year, the conditions for the repayment of grants did not
arise and
no
liability was recorded.